Earnings per share (Details) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 BRL (R$) R$ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 BRL (R$) R$ / shares shares	Dec. 31, 2019 $ / shares
Basic earnings per share [abstract]
Profit attributable to stockholders of the Company | R$	R$ 1,166,102		R$ 1,291,658		R$ 1,365,597
Weighted average number of ordinary shares outstanding	330,310,786		329,292,240		328,169,609
Basic earnings (loss) per share | $ / shares		$ 3.5303		$ 3.9225		$ 4.1613
Diluted earnings per share [abstract]
Net income atributable to equity holders of the shares | R$	R$ 1,166,102		R$ 1,291,658		R$ 1,365,597
Weighted average number of ordinary shares outstanding	330,310,786		329,292,240		328,169,609
Dilutive effect of convertible instruments on number of ordinary shares	1,864,038		521,937		1,090,047
Adjusted weighted average number of ordinary shares outstanding	332,174,824		329,814,177		329,259,656
Diluted earnings per common share - R$ | (per share)	R$ 3.5105	$ 3.5105	R$ 3.9163	$ 3.9163	R$ 4.1475	$ 4.1475